UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment                 [   ]; Amendment Number:
This Amendment (Check only one.):       [   ]  is a restatement
                                        [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name               Allen Holding Inc.
         --------------------------------------------------
Address            711 Fifth Avenue
         --------------------------------------------------
                   New York, New York 10022
         --------------------------------------------------

Form 13F File Number:      28-4174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Howard M. Felson
         ----------------------------------------
Title:        Vice President
         ----------------------------------------
Phone:        (212) 832-8000
         ----------------------------------------
Signature, Place, and Date of Signing:

 /s/ HOWARD FELSON        New York, New York        January 29, 2008
-------------------    ---------------------      ---------------------------
     [Signature]           [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                     1

Form 13F Information Table Entry Total:                               20

Form 13F Information Table Value Total:                     $325,487,689
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment mangers with respect to which this report is filed, other than the manager filing this report.

       Form 13F File
No.       Number            Name
----    ------------    -----------------------------
1.      28-3765          Allen & Company Incorporated

           ITEM 1              ITEM 2          ITEM 3          ITEM 4            ITEM 5

                                                              TOTAL
       NAME OF ISSUER         CLASS         CUSIP NUMBER      VALUE        POSITION   CLASS

BERKSHIRE HATHAWAY INC DEL    CL A            084670108   42,480,000            300    SHS
CARDICA INC                   COM             14141R101    4,254,609        417,938    SHS
COCA COLA CO                  COM             191216100  174,776,850      2,847,920    SHS
CONVERA CORP                  CL A            211919105   17,484,453      6,312,077    SHS
CONVERA CORP                  CL A            211919105      569,689        205,664    SHS
CONVERA CORP                  CL A            211919105    1,385,000        500,000    SHS
CONVERA CORP                  CL A            211919105    8,802,633      3,177,846    SHS
CONVERA CORP                  CL A            211919105      132,960         48,000    SHS
CONVERA CORP                  CL A            211919105    4,113,450      1,485,000    SHS
ELECTRO OPTICAL SCIENCES INC  COM             285192100      567,385        125,806    SHS
ELECTRO OPTICAL SCIENCES INC  COM             285192100      262,369         58,175    SHS
EXPEDIA INC DEL               COM             30212P105      544,465         17,219    SHS
EXPEDIA INC DEL               COM             30212P105   28,374,428        897,357    SHS
EXPEDIA INC DEL               COM             30212P105    2,701,107         85,424    SHS
IAC INTERACTIVECORP           COM NEW         44919P300      463,535         17,219    SHS
IAC INTERACTIVECORP           COM NEW         44919P300   29,821,465      1,107,781    SHS
IAC INTERACTIVECORP           COM NEW         44919P300    2,299,614         85,424    SHS
MANNKIND CORP                 COM             56400P201      710,677         89,281    SHS
PRICELINE COM INC             COM NEW         741503403    4,916,008         42,800    SHS
PRICELINE COM INC             COM NEW         741503403      826,992          7,200    SHS


                                                         -------------
                                                          325,487,689
                                                         =============



           ITEM 1                         ITEM 6                 ITEM 7                ITEM 8
                                 ---INVESTMENT DISCRETION---                  ---VOTING AUTHORITY---
                                     (a)           (b)       (C)                   (a)     (b)      (C)
       NAME OF ISSUER               SOLE         SHARED     OTHER   MANAGERS      SOLE     SHARED  OTHER

BERKSHIRE HATHAWAY INC DEL                          300                 1          300
CARDICA INC                                     417,938                 1      417,938
COCA COLA CO                                  2,847,920                 1    2,847,920
CONVERA CORP                   6,312,077                                     6,312,077
CONVERA CORP                                    205,664                 1      205,664
CONVERA CORP                                    500,000                 1      500,000
CONVERA CORP                                  3,177,846                 1    3,177,846
CONVERA CORP                                     48,000                 1       48,000
CONVERA CORP                                  1,485,000                 1    1,485,000
ELECTRO OPTICAL SCIENCES INC                    125,806                 1      125,806
ELECTRO OPTICAL SCIENCES INC                     58,175                 1       58,175
EXPEDIA INC DEL                   17,219                                        17,219
EXPEDIA INC DEL                                 897,357                 1      897,357
EXPEDIA INC DEL                                  85,424                 1       85,424
IAC INTERACTIVECORP               17,219                                        17,219
IAC INTERACTIVECORP                           1,107,781                 1    1,107,781
IAC INTERACTIVECORP                              85,424                 1       85,424
MANNKIND CORP                                    89,281                 1       89,281
PRICELINE COM INC                                42,800                 1       42,800
PRICELINE COM INC                                 7,200                 1        7,200


